Other Income	3 Months Ended
Mar. 31, 2022
Other Income [Abstract]
Other Income	Other Income

	three months ended
	March 31, 2022	March 31, 2021
	£’000	£’000
Grant income	435	201
R&D expenditure credits	998	242
	1,433	443

As at March 31, 2022 the Group operated three grants, consisting of a European governmental grant, a grant from the Gates Foundation and a grant from the Austrian Research Promotion Agency (“FFG”). The first two grants provide reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning.
The maximum amounts receivable under the grants are £1,191,000, £3,098,000 and £2,076,000, respectively, with total amounts received of £248,000, £2,285,000 and £1,308,000 as at March 31, 2022, respectively (December 31, 2021: £248,000, £2,285,000 and £1,087,000, respectively).